INCOME TAXES - (Disclosure of unrecognized deferred tax assets and liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities)
Property equipment and other	$ (132,000)	$ 487,000
Intangible assets	(847,000)	(956,000)
Non-capital losses available for future period	2,817,000	1,222,000
Deferred tax assets	1,838,000	753,000
Less: unrecognized deferred tax assets	(2,646,000)	(1,713,000)
Deferred tax liability	$ (808,000)	$ (960,000)